Income tax - Movement of deferred taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement of deferred taxes
Balance at the beginning	$ 380,170
Recognized in profit or loss	(380,170)	$ 293,969
Balance at the end		380,170
Royalty and streaming interests
Movement of deferred taxes
Recognized in profit or loss	(668,153)
Balance at the end	(668,153)
Non-capital losses
Movement of deferred taxes
Balance at the beginning	380,170	86,201
Recognized in profit or loss	287,983	293,969
Balance at the end	668,153	380,170
Discontinued operations
Movement of deferred taxes
Recognized in profit or loss	380,170	(293,969)
Discontinued operations | Royalty and streaming interests
Movement of deferred taxes
Balance at the beginning	(380,170)	(86,201)
Recognized in profit or loss	$ 380,170	(293,969)
Balance at the end		$ (380,170)